JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

March 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust I (“Trust”) on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed in Appendix A and Statements of Additional Information for the Funds listed in Appendix B do not differ from those contained in Post-Effective Amendment No. 83 (Amendment No. 84 under the 1940 Act) filed electronically on February 27, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary

APPENDIX A

JPMorgan International Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Global Focus Fund
JPMorgan India Fund
JPMorgan International Currency Income Fund
JPMorgan International Equity Fund
JPMorgan International Markets Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan International Value SMA Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Intrepid Japan Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Tax Aware U.S. Equity Fund
JPMorgan Tax Aware Real Return SMA Fund

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
JPMorgan Market Neutral Fund
JPMorgan International Realty Fund

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund

APPENDIX B

JPMorgan International Funds
JPMorgan Global Focus Fund
JPMorgan International Currency Income Fund
JPMorgan International Markets Fund
JPMorgan International Value SMA Fund

JPMorgan Tax Aware Funds
JPMorgan Tax Aware Disciplined Equity Fund
JPMorgan Tax Aware Enhanced Income Fund
JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware Short-Intermediate Income Fund
JPMorgan Tax Aware U.S. Equity Fund
JPMorgan Tax Aware Real Return SMA Fund

JPMorgan Specialty Funds
Highbridge Statistical Market Neutral Fund
JPMorgan Market Neutral Fund
JPMorgan International Realty Fund

JPMorgan Funds
JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund